Sources Of Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 8,510,165	$ 7,337,133
Patient Service Revenue by Payor [Member]
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	4,029,773	3,391,339
Patient Service Revenue Private [Member]
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	3,605,081	3,139,468
Patient Service Revenue Medicaid [Member]
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	474,520	429,010
Patient Service Revenue Hospitals [Member]
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 400,791	$ 377,316